Annual Total Returns- DWS Global Small Cap VIP (Class A) [BarChart] - Class A - DWS Global Small Cap VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.90%)	15.37%	35.94%	(4.13%)	1.16%	1.57%	20.02%	(20.51%)	21.29%	17.36%